COMMITMENTS AND CONTINGENCIES (Details 3) (Trade action, USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 10, 2012	Dec. 31, 2012	Dec. 31, 2011
Trade action
Contingencies
Amount of damages obligated to incurred			$ 3.3
Effective net rate for antidumping and countervailing duties	23.75%
Antidumping duty	18.32%
Countervailing duty	15.97%
Export subsidy	(10.54%)
Retroactive duty imposed (as a percent)		0.00%